Estimated Aggregate Amortization Expenses for Intangible Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Expected Amortization Expense [Line Items]
2015	¥ 5,349
2016	5,058
2017	4,780
2018	4,502
2019	¥ 4,264